Advances for drillships under construction and related costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Advances For Drillships Under Construction [Abstract]
Balance at beginning of year	$ 662,313	$ 992,825
Advances for drillships under construction and related costs	688,832	1,112,237
Drillships delivered	(728,638)	(1,442,749)
Balance at end of year	$ 622,507	$ 662,313